Income Taxes, Reconciliation of Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 134,595	$ 134,595
Increase in tax positions for current year	0	0
Decrease in tax positions for prior year	0	0
Lapse in statute of limitations	0	0
Balance at end of year	$ 134,595	$ 134,595